Common shares (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of activity for awards of restricted stock
The following is a summary of activity for awards of restricted stock that have been granted under our equity incentive plan during the six months ended June 30, 2025.

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding and non-vested, December 31, 2024	3,793,883	$53.98
Granted	1,099,748	35.47
Vested	(239,972)	26.20
Outstanding and non-vested, June 30, 2025	4,653,659	$51.04

Summary of future stock compensation expense
Assuming that all the restricted stock will vest, the stock compensation expense in future periods, including that related to restricted stock issued in prior periods will be:

In thousands of U.S. dollars	Employees	Directors	Total
From July 1, 2025 through December 31, 2025	$32,156	$946	$33,102
For the year ending December 31, 2026	51,197	847	52,044
For the year ending December 31, 2027	28,431	149	28,580
For the year ending December 31, 2028	10,438	—	10,438
For the year ending December 31, 2029	1,914	—	1,914
	$124,136	$1,942	$126,078